Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposures Gross of Impairment Allowances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 2,687,773,982	$ 305,121,591
Percentage of maximum expose to credit risk	100.00%	100.00%
Local government securities and Central Bank of Argentina Bills [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 2,680,130,775	$ 281,199,178
Percentage of maximum expose to credit risk	99.71%	92.16%
Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 6,332,597	$ 22,473,671
Percentage of maximum expose to credit risk	0.24%	7.37%
Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 1,310,610	$ 1,448,430
Percentage of maximum expose to credit risk	0.05%	0.47%
Other private securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk		$ 312
Impairments Stage 1 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 2,687,773,982	$ 305,121,279
Percentage of maximum expose to credit risk	100.00%	100.00%
Impairments Stage 1 [member] | Local government securities and Central Bank of Argentina Bills [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 2,680,130,775	$ 281,199,178
Impairments Stage 1 [member] | Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	6,332,597	22,473,671
Impairments Stage 1 [member] | Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 1,310,610
Impairments Stage 3 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk		312
Impairments Stage 3 [member] | Other private securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk		$ 312